Condensed Financial Statements of the Company (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Interest income | ¥		¥ 11,003	¥ 5,956	¥ 3,640
Income (loss) before income taxes | ¥		(35,945)	61,419	71,878
Income tax benefit (expense) | ¥		2,394	(9,396)	(8,261)
Net income (loss) | ¥		(33,551)	52,023	63,617
Other comprehensive income, net of tax: Foreign currency translation adjustments | ¥		456	11
Total Comprehensive income (loss) | ¥		(33,095)	52,034	63,617
US$ [Member]
Interest income | $	$ 1,557
Income (loss) before income taxes | $	(5,088)
Income tax benefit (expense) | $	339
Net income (loss) | $	(4,749)
Other comprehensive income, net of tax: Foreign currency translation adjustments | $	65
Total Comprehensive income (loss) | $	(4,684)
Variable Interest Entities [Member]
General and administrative expenses | ¥		(1,286)	129
Interest income | ¥		188	361
Equity in earnings (loss) of subsidiaries | ¥		(31,805)	53,220	64,596
Income (loss) before income taxes | ¥		(32,903)	53,710	64,596
Income tax benefit (expense) | ¥			(179)
Net income (loss) | ¥		(32,903)	53,531	64,596
Other comprehensive income, net of tax: Foreign currency translation adjustments | ¥		456	11
Total Comprehensive income (loss) | ¥		¥ (32,447)	¥ 53,542	¥ 64,596
Variable Interest Entities [Member] | US$ [Member]
General and administrative expenses | $	(182)
Interest income | $	27
Equity in earnings (loss) of subsidiaries | $	(4,502)
Income (loss) before income taxes | $	(4,657)
Income tax benefit (expense) | $
Net income (loss) | $	(4,657)
Other comprehensive income, net of tax: Foreign currency translation adjustments | $	65
Total Comprehensive income (loss) | $	$ (4,592)